Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments - Additional Information (Detail)														1 Months Ended			5 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 21, 2016	Oct. 26, 2016	Oct. 13, 2016	Sep. 18, 2016	Jul. 29, 2016 USD ($)	Dec. 22, 2015	Jul. 23, 2015 USD ($)	Jun. 19, 2015	Apr. 01, 2015 USD ($)	Feb. 04, 2015 USD ($)	Apr. 30, 2014 USD ($)	Apr. 30, 2012 USD ($)	Jun. 30, 2015 USD ($) Lender	Oct. 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	Feb. 28, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Jun. 30, 2016	Mar. 31, 2015 USD ($)	Oct. 01, 2012 USD ($)	Sep. 24, 2012 USD ($)
Debt Instrument [Line Items]
Write off of unamortized debt issuance cost														$ 160,000				$ 0
Assets	$ 4,295,979,000																	$ 4,295,979,000	$ 4,365,312,000	[1],[2]	$ 4,334,748,000	[1]
Number of existing lenders | Lender														13
Interest payment terms																		TL entered into amendments of each of the TL Revolving Credit Facility and the TL Revolving Credit Facility II, which waived the minimum consolidated interest coverage of both the Company and TL and implemented a minimum consolidated interest coverage for the Company and TL from September 30, 2016 until February 28, 2017 (or earlier termination due to non-compliance). The amendments also limited TL’s capital expenditures from October 1, 2016 through February 28, 2017, required a minimum cash and cash equivalents balance that was unrestricted and unencumbered to be maintained by TL and prohibited dividend payments or distributions from TL to the Company during the period from October 1, 2016 through February 28, 2017.
Fair value liability of interest rate cap, collar and swap	1,204,000																	$ 1,204,000	3,412,000
Fair value asset of interest rate cap, collar and swap	4,816,000																	4,816,000	814,000
Maximum
Debt Instrument [Line Items]
LIBOR plus interest rate									1.75%
Commitment fee on unused portion									0.275%
Minimum
Debt Instrument [Line Items]
LIBOR plus interest rate									0.75%
Commitment fee on unused portion									0.175%
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount	1,200,000,000																	$ 1,200,000,000
LIBOR plus interest rate																		1.70%
Conversion date																		Sep. 15, 2017
Debt instrument term																		4 years
Deferral period start		Dec. 20, 2016
Deferral period end		Feb. 28, 2017
Deferral fee percentage		1.00%
Write off of unamortized debt issuance cost																					390,000
TMCL II Secured Debt Facility | TMCL
Debt Instrument [Line Items]
Amount of borrowing based upon asset	159,298,000																	$ 159,298,000
Assets	231,015,000																	$ 231,015,000
TMCL II Secured Debt Facility | Maximum
Debt Instrument [Line Items]
Advance rate for finance lease containers																							80.00%
TMCL II Secured Debt Facility | Minimum
Debt Instrument [Line Items]
Advance rate for finance lease containers																							72.50%
TMCL II Secured Debt Facility | Revolving Credit Facility
Debt Instrument [Line Items]
LIBOR plus interest rate																		1.70%
TMCL II Secured Debt Facility | If total borrowings less than 50% of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion																		0.45%
TMCL II Secured Debt Facility | If total borrowings equals 50% or more of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion																		0.365%
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount	300,000,000																	$ 300,000,000
LIBOR plus interest rate																		1.95%
Conversion date																		Feb. 02, 2018
Deferral period start		Dec. 21, 2016
Deferral period end		Feb. 28, 2017
Deferral fee percentage		1.00%
Write off of unamortized debt issuance cost											$ 298,000								298,000
TMCL IV Secured Debt Facility | Restrictive Sales proceeds ratio, before amendment
Debt Instrument [Line Items]
Restrictive Sales proceeds ratio, after amendment							100.00%
TMCL IV Secured Debt Facility | Restrictive Sales proceeds ratio, after amendment
Debt Instrument [Line Items]
Restrictive Sales proceeds ratio, after amendment							90.00%
TMCL IV Secured Debt Facility | Maximum
Debt Instrument [Line Items]
LIBOR plus interest rate											2.25%
Conversion date											Feb. 02, 2018
TMCL IV Secured Debt Facility | Minimum
Debt Instrument [Line Items]
LIBOR plus interest rate											1.95%
Conversion date											Aug. 05, 2015
TMCL IV Secured Debt Facility | If total borrowings less than 50% of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion																		0.485%
TMCL IV Secured Debt Facility | If total borrowings less than 50% of the total commitment | Maximum
Debt Instrument [Line Items]
Commitment fee on unused portion											0.70%
TMCL IV Secured Debt Facility | If total borrowings less than 50% of the total commitment | Minimum
Debt Instrument [Line Items]
Commitment fee on unused portion											0.485%
TMCL IV Secured Debt Facility | If total borrowings equals 50% or more of the total commitment | Maximum
Debt Instrument [Line Items]
Commitment fee on unused portion											0.50%
TMCL IV Secured Debt Facility | If total borrowings equals 50% or more of the total commitment | Minimum
Debt Instrument [Line Items]
Commitment fee on unused portion											0.40%
TMCL IV Secured Debt Facility | other scenario
Debt Instrument [Line Items]
Commitment fee on unused portion																		0.40%
TMCL Secured Debt Facility
Debt Instrument [Line Items]
Write off of unamortized debt issuance cost																					$ 6,424,000
TMCL Secured Debt Facility | TMCL
Debt Instrument [Line Items]
Amount of borrowing based upon asset	959,744,000																	$ 959,744,000
Assets	1,396,939,000																	1,396,939,000
TL Revolving Credit Facility
Debt Instrument [Line Items]
Amount of borrowing based upon asset	700,000,000																	700,000,000
Letters of credit outstanding, amount	0																	$ 0	$ 0
TL Revolving Credit Facility | Amendment
Debt Instrument [Line Items]
Line of credit facility, expiration date									Jun. 19, 2020
TL Revolving Credit Facility | TL
Debt Instrument [Line Items]
Aggregate maximum commitment amount																										$ 700,000,000
Interest payment terms																		The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through June 19, 2020 when all borrowings are due in full.
TL Revolving Credit Facility | Maximum | Subsequent Event
Debt Instrument [Line Items]
Incremental percentage on interest rate margins																	1.75%
Increase in commitment fee on unused portion																	0.275%
TL Revolving Credit Facility | Maximum | TL
Debt Instrument [Line Items]
LIBOR plus interest rate																		1.75%
Commitment fee on unused portion																		0.275%
TL Revolving Credit Facility | Minimum | Subsequent Event
Debt Instrument [Line Items]
Incremental percentage on interest rate margins																	1.25%
Increase in commitment fee on unused portion																	0.175%
TL Revolving Credit Facility | Minimum | TL
Debt Instrument [Line Items]
LIBOR plus interest rate																		0.75%
Commitment fee on unused portion																		0.175%
TL Revolving Credit Facility | Letter of Credit | TL
Debt Instrument [Line Items]
Aggregate maximum commitment amount on letters of credit facility																										$ 50,000,000
TL Revolving Credit Facility II
Debt Instrument [Line Items]
Aggregate maximum commitment amount								$ 190,000,000
LIBOR plus interest rate													2.00%
Debt instrument term								5 years
Amount of borrowing based upon asset	190,000,000																	$ 190,000,000
Interest payment terms																		TL Revolving Credit Facility II provides for payments of interest only during its term beginning on its inception date through July 23, 2020, when all borrowings are due in full.
Line of credit facility, expiration date													Apr. 26, 2016
TL Revolving Credit Facility II | Maximum
Debt Instrument [Line Items]
LIBOR plus interest rate								1.65%
Commitment fee on unused portion								0.30%
TL Revolving Credit Facility II | Maximum | Subsequent Event
Debt Instrument [Line Items]
Incremental percentage on interest rate margins																	1.75%
Increase in commitment fee on unused portion																	0.30%
TL Revolving Credit Facility II | Minimum
Debt Instrument [Line Items]
LIBOR plus interest rate								0.80%
Commitment fee on unused portion								0.20%
TL Revolving Credit Facility II | Minimum | Subsequent Event
Debt Instrument [Line Items]
Incremental percentage on interest rate margins																	1.30%
Increase in commitment fee on unused portion																	0.20%
TL Revolving Credit Facility II | if aggregate loan principal balance is less than 70% of the commitment amount
Debt Instrument [Line Items]
Commitment fee on unused portion																		0.65%
TL Revolving Credit Facility II | if aggregate loan principal balance is equal to or greater than 70% of the commitment amount
Debt Instrument [Line Items]
Commitment fee on unused portion																		0.50%
TW Revolving Credit Facility
Debt Instrument [Line Items]
Amount of borrowing based upon asset	131,100,000																	$ 131,100,000
Assets	160,268,000																	$ 160,268,000
TW Revolving Credit Facility | Amendment
Debt Instrument [Line Items]
Aggregate maximum commitment amount						$ 144,889,000
Line of credit facility, expiration date						Jul. 29, 2016
Line of credit facility partial prepayment date				Oct. 17, 2016
TW Revolving Credit Facility | TMCL
Debt Instrument [Line Items]
Aggregate maximum commitment amount																								$ 250,000,000
TW Revolving Credit Facility | TMCL | Amended
Debt Instrument [Line Items]
Aggregate maximum commitment amount										$ 300,000,000
TW Revolving Credit Facility | TW
Debt Instrument [Line Items]
Aggregate maximum commitment amount																									$ 300,000,000
Commitment fee on unused portion																		0.50%
TW Revolving Credit Facility | TW | LIBOR
Debt Instrument [Line Items]
LIBOR plus interest rate					2.00%
TW Revolving Credit Facility | Maximum | Amendment
Debt Instrument [Line Items]
Incremental percentage on interest rate margins				3.00%		3.00%
Percentage of hedge amount increased				120.00%
TW Revolving Credit Facility | Maximum | TMCL | Amended
Debt Instrument [Line Items]
Advance rate for finance lease containers										90.00%
TW Revolving Credit Facility | Minimum | Amendment
Debt Instrument [Line Items]
Incremental percentage on interest rate margins				2.00%		2.00%
Percentage of hedge amount increased				105.00%
TW Revolving Credit Facility | Minimum | TMCL | Amended
Debt Instrument [Line Items]
Advance rate for finance lease containers										85.00%
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount	$ 150,000,000												$ 170,000,000					$ 150,000,000
LIBOR plus interest rate	1.75%
Deferral period start		Dec. 21, 2016
Deferral period end		Feb. 28, 2017
Deferral fee percentage		0.50%
Assets	$ 214,625,000																	214,625,000
Line of credit facility, expiration date	Dec. 23, 2018
Advance rate for finance lease containers	77.00%		80.00%
TAP Funding Revolving Credit Facility | Tap Funding Limited
Debt Instrument [Line Items]
Assets	$ 150,000,000																	$ 150,000,000
TAP Funding Revolving Credit Facility | if aggregate loan principal balance is less than 70% of the commitment amount
Debt Instrument [Line Items]
Commitment fee on unused portion																		0.55%
TAP Funding Revolving Credit Facility | if aggregate loan principal balance is equal to or greater than 70% of the commitment amount
Debt Instrument [Line Items]
Commitment fee on unused portion																		0.365%
TL Term Loan
Debt Instrument [Line Items]
Debt instrument term												5 years
Assets	406,306,000																	$ 406,306,000
Interest payment terms																		Interest payments are payable in arrears on the last day of each interest period, not to exceed three months.
Bonds issued												$ 500,000,000
Number of quarterly installments																		Under the terms of the TL Term Loan, scheduled principal repayments are payable in twenty quarterly installments, consisting of nineteen quarterly installments, commencing on September 30, 2014, each in an amount equal to 1.58% of the initial principal balance and one final installment payable on the Maturity Date (April 30, 2019).
TL Term Loan | Nineteen quarterly installments commencing on September 30, 2014
Debt Instrument [Line Items]
Percent of principal balance payment												1.58%
TL Term Loan | Maximum
Debt Instrument [Line Items]
Percentage interest on term loan			1.75%
TL Term Loan | Maximum | LIBOR
Debt Instrument [Line Items]
LIBOR plus interest rate												2.00%
TL Term Loan | Minimum
Debt Instrument [Line Items]
Percentage interest on term loan			1.50%
TL Term Loan | Minimum | LIBOR
Debt Instrument [Line Items]
LIBOR plus interest rate												1.00%
2013-1 Bonds
Debt Instrument [Line Items]
Assets	$ 219,191,000																	$ 219,191,000
Bonds issued																$ 300,900,000
Bonds issued, percentage of par value																99.50%
Bonds issued, discount																$ 1,542,000
Principal amortization per year																$ 30,090,000
Fixed interest rate	3.90%															3.90%		3.90%	3.90%
Target final payment date																Sep. 20, 2023
Legal final payment date																Sep. 20, 2038
2013-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term																25 years
2013-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term																10 years
2014-1 Bonds
Debt Instrument [Line Items]
Assets	$ 253,671,000																	$ 253,671,000
Bonds issued															$ 301,400,000
Bonds issued, percentage of par value															99.90%
Bonds issued, discount															$ 102,000
Principal amortization per year															$ 30,140,000
Fixed interest rate	3.27%														3.27%			3.27%	3.27%
Target final payment date															Oct. 20, 2024
Legal final payment date															Oct. 20, 2039
2014-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term															25 years
2014-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term															10 years
TMCL III Secured Debt Facility
Debt Instrument [Line Items]
Assets	$ 621,661,000																	$ 621,661,000

[1]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").